Note 5 - Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 5 – Stockholders’ Equity

On October 30, 2013, the Company announced that the Board of Directors authorized a common stock repurchase program, pursuant to which the Company may repurchase up to an aggregate $100 million of C&J’s common stock through December 31, 2015 (the “Repurchase Program”). Any repurchases will be implemented through open market transactions or in privately negotiated transactions, in accordance with applicable securities laws. The timing, price, and size of any repurchases will be made at the Company’s discretion and will depend upon prevailing market prices, general economic and market conditions, the capital needs of the business and other considerations. The Repurchase Program does not obligate the Company to acquire any particular amount of stock and any repurchases may be commenced or suspended at any time without notice. As of December 31, 2014, there have been no repurchases of common stock made under this program.